Schedule of Investments

May 31, 2024

(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Municipal Obligations–101.29%
New Jersey–87.45%
Atlantic City (City of), NJ; Series 2017 A, Ref. GO Bonds (INS - BAM)(a)	5.00%	03/01/2042	$1,250	$ 1,272,204
Camden (County of), NJ Improvement Authority (The) (KIPP Cooper Norcross Academy) (Social Bonds); Series 2022, RB	6.00%	06/15/2052	1,325	1,408,214
Casino Reinvestment Development Authority, Inc.;
Series 2004, RB (INS - AMBAC)(a)	5.00%	01/01/2025	220	219,997
Series 2014, Ref. RB (INS - AGM)(a)	5.00%	11/01/2028	1,000	1,005,567
Series 2014, Ref. RB (INS - AGM)(a)	5.00%	11/01/2031	2,000	2,009,191
Series 2014, Ref. RB	5.25%	11/01/2039	3,000	3,005,124
Series 2014, Ref. RB	5.25%	11/01/2044	4,990	4,993,307
Essex (County of), NJ Improvement Authority (559 Broad/Hazelwood); Series 2020 A, RB(b)	4.00%	08/01/2060	1,500	1,241,423
Essex (County of), NJ Improvement Authority (CHF-Newark LLC-NJIT Student Housing); Series 2021 A, RB (INS - BAM)(a)	4.00%	08/01/2051	1,040	970,043
Garden State Preservation Trust;
Series 2003 B, RB (INS - AGM)(a)(c)	0.00%	11/01/2026	140	127,587
Series 2005 A, RB (INS - AGM)(a)	5.75%	11/01/2028	4,250	4,457,602
Gloucester (County of), NJ Improvement Authority (The) (Rowan University);
Series 2015, RB	5.00%	07/01/2033	1,400	1,417,007
Series 2019, RB	5.00%	07/01/2044	2,375	2,486,868
Series 2024, RB (INS - BAM)(a)	5.00%	07/01/2054	2,515	2,640,919
Jersey City (City of), NJ Redevelopment Agency (Bayfront Redevelopment); Series 2022, RB	4.00%	12/15/2031	2,000	2,059,884
Lavallette School District; Series 2005, GO Bonds (INS - SGI)(a)	4.20%	02/01/2025	10	10,003
Middlesex (County of), NJ Improvement Authority (New Jersey Health + Life Science Exchange - H-1); Series 2023, RB	5.00%	08/15/2053	8,000	8,499,996
Middlesex (County of), NJ Improvement Authority (Senior Citizens Housing); Series 2000, RB (INS - AMBAC)(a)(d)	5.50%	09/01/2030	20	20,031
New Jersey (State of); Series 2020 A, GO Bonds	4.00%	06/01/2032	4,540	4,724,543
New Jersey (State of) Building Authority;
Series 2016 A, Ref. RB(e)(f)	5.00%	06/15/2026	300	309,441
Series 2016 A, Ref. RB(e)(f)	5.00%	06/15/2026	600	617,691
New Jersey (State of) Economic Development Authority;
Series 1998 B, RB(d)	6.50%	04/01/2031	90	90,927
Series 2015 WW, RB(e)(f)	5.00%	06/15/2025	3,000	3,046,550
Series 2015 WW, RB(e)(f)	5.00%	06/15/2025	3,000	3,046,550
Series 2017 A, Ref. RB (INS - BAM)(a)	5.00%	07/01/2033	3,000	3,089,778
Series 2018 A, RB	5.00%	06/15/2047	3,000	3,052,661
Series 2020, RB	4.00%	11/01/2038	1,000	993,053
New Jersey (State of) Economic Development Authority (Black Horse EHT Urban Renewal LLC); Series 2019 A, RB (Acquired 10/18/2019; Cost $2,000,000)(b)(g)	5.00%	10/01/2039	2,000	1,277,245
New Jersey (State of) Economic Development Authority (Continental Airlines, Inc.);
Series 1999, RB(d)	5.25%	09/15/2029	2,350	2,352,740
Series 2012, RB(d)	5.75%	09/15/2027	900	900,574
New Jersey (State of) Economic Development Authority (Elite Pharmaceuticals, Inc. - 2005); Series 2005 A, RB(d)	6.50%	09/01/2030	20	17,647
New Jersey (State of) Economic Development Authority (Foundation Academy Charter School);
Series 2018 A, RB	5.00%	07/01/2038	350	352,341
Series 2018 A, RB	5.00%	07/01/2050	1,000	967,420
New Jersey (State of) Economic Development Authority (Golden Door Charter School);
Series 2018 A, RB(b)	6.25%	11/01/2038	1,050	1,095,421
Series 2018 A, RB(b)	6.50%	11/01/2052	2,500	2,611,492
New Jersey (State of) Economic Development Authority (Leap Academy University Charter School, Inc.);
Series 2013, RB	6.00%	10/01/2043	3,200	3,202,366
Series 2014 A, RB(b)	6.00%	10/01/2034	515	516,087
New Jersey (State of) Economic Development Authority (Lions Gate); Series 2014, RB	5.25%	01/01/2044	3,815	3,583,893

See accompanying notes which are an integral part of this schedule.

Invesco New Jersey Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New Jersey–(continued)
New Jersey (State of) Economic Development Authority (Marion P. Thomas Charter School);
Series 2018 A, RB(b)	5.00%	10/01/2033	$1,000	$ 973,054
Series 2018 A, RB(b)	5.25%	10/01/2038	2,500	2,411,979
New Jersey (State of) Economic Development Authority (Newark Downtown District Management Corp.); Series 2019, Ref. RB	5.13%	06/15/2037	2,499	2,647,761
New Jersey (State of) Economic Development Authority (North Star Academy Charter School of Newark, Inc.); Series 2017, RB	5.00%	07/15/2047	2,000	2,006,454
New Jersey (State of) Economic Development Authority (Port Newark Container Terminal LLC); Series 2017, Ref. RB(d)	5.00%	10/01/2047	4,500	4,532,566
New Jersey (State of) Economic Development Authority (Portal North Bridge); Series 2022 A, RB	5.00%	11/01/2052	2,000	2,083,294
New Jersey (State of) Economic Development Authority (Provident Group - Rowan Properties LLC - Rowan University Student Housing); Series 2015 A, RB	5.00%	01/01/2030	50	50,032
New Jersey (State of) Economic Development Authority (Team Academy Charter School); Series 2018 A, RB	5.00%	12/01/2048	3,000	3,018,124
New Jersey (State of) Economic Development Authority (The Goethals Bridge Replacement); Series 2013, RB(d)	5.38%	01/01/2043	8,650	8,653,467
New Jersey (State of) Economic Development Authority (UMM Energy Partners, LLC);
Series 2012 A, RB(d)	5.00%	06/15/2037	1,515	1,509,827
Series 2012 A, RB(d)	5.13%	06/15/2043	3,250	3,220,357
New Jersey (State of) Educational Facilities Authority (Georgian Court University);
Series 2017 G, Ref. RB	5.00%	07/01/2030	1,395	1,358,612
Series 2017 G, Ref. RB	5.00%	07/01/2033	1,590	1,518,400
Series 2017 G, Ref. RB	5.00%	07/01/2035	1,485	1,387,673
Series 2017 G, Ref. RB	5.00%	07/01/2036	1,640	1,509,704
New Jersey (State of) Educational Facilities Authority (Montclair University); Series 2023 A, RB	4.63%	09/01/2048	2,000	2,039,475
New Jersey (State of) Educational Facilities Authority (NACT Somerset, Inc.); Series 2024, RB(b)	7.00%	08/01/2054	4,000	3,964,735
New Jersey (State of) Educational Facilities Authority (New Jersey City University); Series 2021, Ref. RB (INS - AGM)(a)	4.00%	07/01/2036	765	729,318
New Jersey (State of) Educational Facilities Authority (Princeton University); Series 2024, RB	4.00%	03/01/2053	3,000	2,881,105
New Jersey (State of) Educational Facilities Authority (Rider University);
Series 2017 F, RB	5.00%	07/01/2035	185	164,391
Series 2017 F, RB	5.00%	07/01/2036	400	351,217
New Jersey (State of) Educational Facilities Authority (Stevens Institute of Technology) (Green Bonds);
Series 2020 A, RB	5.00%	07/01/2045	3,000	3,035,797
Series 2020 A, RB	4.00%	07/01/2050	3,000	2,600,821
New Jersey (State of) Educational Facilities Authority (William Paterson University of New Jersey (The)); Series 2017 B, RB (INS - AGM)(a)	5.00%	07/01/2047	1,990	2,027,455
New Jersey (State of) Health Care Facilities Financing Authority; Series 2017, Ref. RB	5.00%	10/01/2038	2,000	2,062,445
New Jersey (State of) Health Care Facilities Financing Authority (Marlboro Psychiatric Hospital); Series 2013, RB(e)(f)	5.00%	08/12/2024	5,000	5,010,045
New Jersey (State of) Health Care Facilities Financing Authority (RWJ Barnabas Health Obligated Group);
Series 2014, Ref. RB(e)(f)	5.00%	08/13/2024	3,000	3,006,117
Series 2024, RB	5.25%	07/01/2054	5,000	5,418,790
New Jersey (State of) Health Care Facilities Financing Authority (University Hospital); Series 2015 A, RB (INS - AGM)(a)	5.00%	07/01/2046	2,000	2,006,845
New Jersey (State of) Health Care Facilities Financing Authority (Valley Health System Obligated Group); Series 2019, RB	5.00%	07/01/2030	1,250	1,325,892
New Jersey (State of) Higher Education Student Assistance Authority;
Series 2019 C, Ref. RB(d)	3.63%	12/01/2049	1,000	778,271
Series 2021 C, RB(d)	3.25%	12/01/2051	500	352,626
Series 2023 B, RB(d)	4.00%	12/01/2044	2,000	1,871,074
Series 2023 C, RB(d)	5.00%	12/01/2053	2,000	1,915,557
New Jersey (State of) Housing & Mortgage Finance Agency;
Series 2018 A, Ref. RB	3.95%	11/01/2043	870	791,754
Series 2018 BB, Ref. RB(d)	3.80%	10/01/2032	765	735,495
Series 2019 A, Ref. RB	3.00%	11/01/2044	510	382,731
Series 2019 A, Ref. RB	3.05%	11/01/2049	865	636,937
Series 2020 E, Ref. RB	2.45%	10/01/2050	515	333,369
New Jersey (State of) Housing & Mortgage Finance Agency (Riverview Towers Apartments); Series 2024, RB (CEP - Federal Housing Administration)	5.25%	12/20/2065	2,250	2,286,208

See accompanying notes which are an integral part of this schedule.

Invesco New Jersey Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New Jersey–(continued)
New Jersey (State of) Housing & Mortgage Finance Agency (Social Bonds);
Series 2023 J, RB	4.70%	10/01/2048	$3,250	$ 3,265,095
Series 2024 K, RB	6.00%	10/01/2055	5,000	5,374,874
New Jersey (State of) Transportation Trust Fund Authority;
Series 2008 A, RB (INS - BAM)(a)(c)	0.00%	12/15/2037	12,000	6,838,740
Series 2008 A, RB(c)	0.00%	12/15/2038	2,000	1,066,497
Series 2010 A, RB (INS - BAM)(a)(c)	0.00%	12/15/2028	1,200	1,007,263
Series 2018 A, Ref. RB	4.25%	12/15/2038	7,790	7,830,789
Series 2018 A, Ref. RN	5.00%	06/15/2031	3,540	3,610,365
Series 2019 BB, RB	4.00%	06/15/2050	5,930	5,495,744
Series 2022, RB	5.50%	06/15/2050	1,500	1,628,620
Series 2023 AA, Ref. RB	4.25%	06/15/2044	2,000	1,965,003
Series 2023 BB, RB	5.25%	06/15/2050	2,000	2,144,050
New Jersey (State of) Turnpike Authority;
Series 2021 A, RB	4.00%	01/01/2042	5,975	5,988,371
Series 2022 B, RB	5.25%	01/01/2052	3,000	3,250,301
Series 2024 A, Ref. RB	4.00%	01/01/2035	3,000	3,125,416
Series 2024 B, RB	5.25%	01/01/2054	3,000	3,265,451
Series 2024 C, Ref. RB	5.00%	01/01/2045	5,000	5,315,033
Newark (City of), NJ;
Series 2015 A, GO Bonds	5.00%	07/15/2029	3,000	3,034,289
Series 2015 B, GO Bonds (CEP - Oregon School Bond Guaranty)	5.00%	07/15/2029	430	434,915
Newark (City of), NJ Housing Authority;
Series 2007, Ref. RB (INS - NATL)(a)	5.00%	01/01/2032	760	802,937
Series 2017, Ref. RB	4.00%	01/01/2037	1,000	1,001,888
Newark (City of), NJ Parking Authority (The);
Series 2023, RB (INS - AGM)(a)	5.25%	02/01/2043	375	391,063
Series 2023, RB (INS - AGM)(a)	5.50%	02/01/2051	500	523,261
Passaic (County of), NJ Improvement Authority (The) (Paterson Arts & Science Charter School);
Series 2023, RB	5.38%	07/01/2053	1,000	1,015,287
Series 2023, RB	5.50%	07/01/2058	1,000	1,019,863
Passaic (County of), NJ Valley Water Commission; Series 2023, RB (INS - AGM)(a)	4.00%	12/01/2053	3,000	2,890,546
South Jersey Transportation Authority;
Series 2020 A, RB	5.00%	11/01/2045	2,000	2,058,357
Series 2020 A, RB (INS - BAM)(a)	4.00%	11/01/2050	1,000	949,848
Series 2022 A, RB	4.63%	11/01/2047	1,000	1,006,182
Series 2022 A, RB	5.25%	11/01/2052	2,000	2,100,292
Tobacco Settlement Financing Corp.;
Series 2018 A, Ref. RB	5.00%	06/01/2046	4,000	4,069,443
Series 2018 A, Ref. RB	5.25%	06/01/2046	3,000	3,090,258
Series 2018 B, Ref. RB	5.00%	06/01/2046	4,830	4,862,924
Union (County of), NJ Improvement Authority; Series 1998 A, RB (INS - NATL)(a)(d)	5.00%	03/01/2028	55	55,065
				247,761,191

Puerto Rico–8.05%
Children’s Trust Fund; Series 2002, RB	5.63%	05/15/2043	15,000	15,177,739
Corp. Para El Financiamiento Publico de Puerto Rico; Series 2011, RB(c)(h)	0.00%	08/01/2026	5,235	0
GDB Debt Recovery Authority of Puerto Rico; Series 2023, RB	7.50%	08/20/2040	181	169,656
Puerto Rico (Commonwealth of);
Series 2021 A, GO Bonds(c)	0.00%	07/01/2024	35	34,462
Series 2021 A, GO Bonds(c)	0.00%	07/01/2033	273	181,289
Series 2021 A-1, GO Bonds	5.38%	07/01/2025	236	238,306
Series 2021 A-1, GO Bonds	5.63%	07/01/2027	234	244,796
Series 2021 A-1, GO Bonds	5.63%	07/01/2029	230	247,884
Series 2021 A-1, GO Bonds	5.75%	07/01/2031	224	249,354
Series 2021 A-1, GO Bonds	4.00%	07/01/2033	212	212,109
Series 2021 A-1, GO Bonds	4.00%	07/01/2035	191	187,308
Series 2021 A-1, GO Bonds	4.00%	07/01/2037	164	158,763
Series 2021 A-1, GO Bonds	4.00%	07/01/2041	222	206,807

See accompanying notes which are an integral part of this schedule.

Invesco New Jersey Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Puerto Rico–(continued)
Series 2021 A-1, GO Bonds	4.00%	07/01/2046	$231	$209,271

Subseries 2022, RN(c)	0.00%	11/01/2043	937	581,965

Subseries 2022, RN(c)	0.00%	11/01/2051	5,335	2,761,072

Puerto Rico (Commonwealth of) Electric Power Authority;
Series 2010 AAA, RB(i)	5.25%	07/01/2030	500	132,500

Series 2010 AAA, RB(i)	5.25%	07/01/2031	550	145,750

Series 2012 A, RB(i)	5.05%	07/01/2042	45	11,925

Puerto Rico (Commonwealth of) Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority (AES Puerto Rico);
Series 2023 A, RB	6.63%	01/01/2027	15	14,272

Series 2023 A, RB	6.63%	01/01/2028	111	108,632

Puerto Rico Sales Tax Financing Corp.;
Series 2018 A-1, RB(c)	0.00%	07/01/2051	6,271	1,491,477

Series 2019 A-2, RB	4.54%	07/01/2053	60	57,620

				22,822,957

New York–4.05%
New York & New Jersey (States of) Port Authority;
Series 2019 220, RB(d)	4.00%	11/01/2059	2,000	1,781,419

Series 2019, RB(d)	5.00%	11/01/2049	1,500	1,518,670

Series 2020 221, RB(d)	4.00%	07/15/2045	4,000	3,743,480

Two Hundred Sixth Series 2017, Ref. RB(d)	5.00%	11/15/2037	850	872,670

Two Hundred Thirty Fourth Series 2022, Ref. RB(d)	5.50%	08/01/2052	500	534,301

Two Hundred Twenty Third Series 2021, Ref. RB(d)	4.00%	07/15/2046	1,615	1,485,908

Two Hundred Twenty Three Series 2021, Ref. RB(d)	4.00%	07/15/2041	1,635	1,538,241

				11,474,689

Virgin Islands–0.72%
Tobacco Settlement Financing Corp.;
Series 2006, RB(c)	0.00%	05/15/2035	1,100	518,941

Series 2006, RB(c)	0.00%	05/15/2035	3,100	1,366,047

Virgin Islands (Government of) Water & Power Authority (Electric System);
Series 2007 A, RB	5.00%	07/01/2024	50	49,878

Series 2007 A, RB	5.00%	07/01/2026	15	14,214

Series 2007 A, RB	5.00%	07/01/2027	85	79,707

				2,028,787

Guam–0.70%
Guam (Territory of); Series 2021 F, Ref. RB	4.00%	01/01/2036	2,000	1,964,844

Guam Housing Corp.; Series 1998 A, RB (CEP - FHLMC)(d)	5.75%	09/01/2031	10	10,003

				1,974,847

Northern Mariana Islands–0.32%
Northern Mariana Islands (Commonwealth of) Ports Authority; Series 1998 A, RB(d)	6.25%	03/15/2028	935	903,013

Total Municipal Obligations (Cost $287,641,616)				286,965,484

U.S. Dollar Denominated Bonds & Notes–0.01%
Puerto Rico–0.01%
AES Puerto Rico, Inc.(h) (Cost $25,006)	12.50%	03/04/2026	26	24,920

			Shares
Preferred Stocks–0.00%
AES Puerto Rico, Inc., Pfd. (Cost $0)(h)			2,432	0

TOTAL INVESTMENTS IN SECURITIES(j)–101.30% (Cost $287,666,622)				286,990,404

OTHER ASSETS LESS LIABILITIES–(1.30)%				(3,689,117)

NET ASSETS–100.00%				$283,301,287

See accompanying notes which are an integral part of this schedule.

Invesco New Jersey Municipal Fund

Investment Abbreviations:

AGM	- Assured Guaranty Municipal Corp.
AMBAC	- American Municipal Bond Assurance Corp.
BAM	- Build America Mutual Assurance Co.
CEP	- Credit Enhancement Provider
FHLMC	- Federal Home Loan Mortgage Corp.
GO	- General Obligation
INS	- Insurer
NATL	- National Public Finance Guarantee Corp.
Pfd.	- Preferred
RB	- Revenue Bonds
Ref.	- Refunding
RN	- Revenue Notes
SGI	- Syncora Guarantee, Inc.

Notes to Schedule of Investments:

(a)	Principal and/or interest payments are secured by the bond insurance company listed.
(b)

Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at May 31, 2024 was $14,091,436, which represented 4.97% of the Fund’s Net Assets.

(c)	Zero coupon bond issued at a discount.
(d)	Security subject to the alternative minimum tax.
(e)	Advance refunded; secured by an escrow fund of U.S. Government obligations or other highly rated collateral.
(f)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.
(g)	Restricted security. The value of this security at May 31, 2024 represented less than 1% of the Fund’s Net Assets.
(h)	Security valued using significant unobservable inputs (Level 3). See Note 1.
(i)

Defaulted security. Currently, the issuer is in default with respect to principal and/or interest payments. The aggregate value of these securities at May 31, 2024 was $290,175, which represented less than 1% of the Fund’s Net Assets.

(j)

This table provides a listing of those entities that have either issued, guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the securities held in the portfolio. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations.

Entity	Percent

Assured Guaranty Municipal Co.	5.63%

Build America Mutual Assurance Co.	5.84%

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

See accompanying notes which are an integral part of this schedule.

Invesco New Jersey Municipal Fund

Notes to Quarterly Schedule of Portfolio Holdings

May 31, 2024

(Unaudited)

NOTE 1–Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 -	Prices are determined using quoted prices in an active market for identical assets.
Level 2 -	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 -	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect Invesco Advisers, Inc.’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of May 31, 2024. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total

Investments in Securities

Municipal Obligations	$–	$286,965,484	$ 0	$286,965,484

U.S. Dollar Denominated Bonds & Notes	–	–	24,920	24,920

Preferred Stocks	–	–	0	0

Total Investments in Securities	–	286,965,484	24,920	286,990,404

Other Investments - Assets

Investments Matured	–	203,820	–	203,820

Total Investments	$–	$287,169,304	$24,920	$287,194,224

Invesco New Jersey Municipal Fund